Federated MDT Small Cap Core Fund
Portfolio of Investments
April 30, 2020 (unaudited)
Shares			Value
		COMMON STOCKS—97.3%
		Communication Services—3.2%
1,117,719	[1]	Cars.com, Inc.	$5,789,784
122,471		Cogent Communications Holdings, Inc.	10,266,744
130,373	[1]	Consolidated Communications Holdings, Inc.	817,439
767,875		Emerald Holding, Inc.	1,750,755
15,771	[1,2]	EverQuote, Inc.	614,596
771,266	[1,2]	Frontier Communications Corp.	66,020
25,797	[1]	Imax Corp.	296,666
836,805	[1,2]	Intelsat SA	1,046,006
21,462		Meredith Corp.	318,282
		TOTAL	20,966,292
		Consumer Discretionary—8.9%
322,766		Aaron's, Inc.	10,299,463
708,027	[1]	American Axle & Manufacturing Holdings, Inc.	3,058,677
32,756	[1]	Asbury Automotive Group, Inc.	2,211,030
2,183	[1,2]	Ascena Retail Group, Inc.	3,165
356,033		BBX Capital Corp.	754,790
164,873	[2]	Bed Bath & Beyond, Inc.	1,020,564
64,258		Caleres, Inc.	521,132
15,118	[1]	Conn's, Inc.	102,198
249,321	[1]	Cooper-Standard Holding, Inc.	3,203,775
38,706	[2]	Dillards, Inc., Class A	1,141,053
53,495	[1]	Fossil, Inc.	211,840
9,276	[1,2]	Francesca's Holdings Corp.	24,489
27,607	[1]	Funko, Inc.	118,158
478,375	[1]	G-III Apparel Group Ltd.	5,419,989
405,230	[1]	Houghton Mifflin Harcourt Co.	648,368
158,036	[1]	Laureate Education, Inc.	1,496,601
138,535	[1]	Modine Manufacturing Co.	641,417
21,711		Movado Group, Inc.	223,841
203,079		Rent-A-Center, Inc.	4,042,288
116,380	[1]	SeaWorld Entertainment, Inc.	1,709,622
127,410	[1]	Skyline Corp.	2,511,251
83,303		Steven Madden Ltd.	2,088,406
139,248	[1,2]	Tenneco, Inc.	722,697
628,838	[2]	Tupperware Brands Corp.	2,024,858
30,278	[1]	Unifi, Inc.	313,377
113,705	[2]	Wingstop, Inc.	13,334,185
		TOTAL	57,847,234
		Consumer Staples—2.8%
88,647	[1]	BJ's Wholesale Club Holdings, Inc.	2,332,302
43,251	[1]	Central Garden & Pet Co., Class A	1,315,263
3,308	[2]	Coca-Cola Bottling Co.	778,935
152,381	[1]	elf Beauty, Inc.	1,991,620
20,599	[1]	Freshpet, Inc.	1,553,371
65,747		Ingles Markets, Inc., Class A	2,684,450
98,397		Inter Parfums, Inc.	4,397,362
30,134	[2]	Medifast, Inc.	2,286,568

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
9,600		SpartanNash Co.	$164,640
19,315	[2]	Universal Corp.	934,266
		TOTAL	18,438,777
		Energy—3.1%
75,495	[2]	Arch Coal, Inc.	2,203,699
370,350	[1,2]	CONSOL Energy, Inc.	2,810,957
122,777	[2]	CVR Energy, Inc.	2,928,231
3,863		DMC Global, Inc.	99,704
658,708	[1,2]	Denbury Resources, Inc.	234,171
111,305	[1]	Gulf Island Fabrication, Inc.	336,141
211,993	[1,2]	Gulfport Energy Corp.	541,642
292,137	[1,2]	Newpark Resources, Inc.	446,970
278,598	[1]	Oceaneering International, Inc.	1,431,994
544,073	[1]	Oil States International, Inc.	1,871,611
1,159,667		Peabody Energy Corp.	3,931,271
893,070	[2]	RPC, Inc.	3,045,369
184,516	[1,2]	Seadrill Ltd.	105,838
10,594	[1]	Tidewater, Inc.	61,021
317,455	[1,2]	Whiting Petroleum Corp.	399,993
		TOTAL	20,448,612
		Financials—16.5%
35,148		1st Source Corp.	1,220,690
17,679	[1]	Amerant Bancorp Inc	239,020
62,640		Argo Group International Holdings Ltd.	2,214,950
56,371		BancFirst Corp.	2,170,847
13,293		Banner Corp.	510,850
82,387		Berkshire Hills Bancorp, Inc.	1,403,875
281,355	[1]	Blucora, Inc.	3,958,665
1,278		Chemung Financial Corp.	31,311
63,967		Donegal Group, Inc., Class A	916,007
10,637		Eagle Bancorp, Inc.	373,146
94,354		Employers Holdings, Inc.	2,865,531
272,495	[1,2]	Ezcorp, Inc., Class A	1,525,972
49,780		Financial Institutions, Inc.	963,243
521,121		First BanCorp	3,038,135
279,848		First Bancorp, Inc.	7,441,158
259,317		First Defiance Financial Corp.	4,506,929
47,849		First Foundation, Inc.	658,402
27,654		First Guaranty Bancshares, Inc.	373,606
15,892		First Interstate BancSystem, Inc., Class A	537,150
640,438	[2]	Fulton Financial Corp.	7,486,720
13,931	[1]	Green Dot Corp.	424,896
2,096		HCI Group, Inc.	87,298
53,626		Heartland Financial USA, Inc.	1,821,675
96,572		Hometrust Bancshares, Inc.	1,484,312
32,400		Independent Bank Corp.- Michigan	475,956
671,764		Investors Bancorp, Inc.	6,254,123
15,225		Kinsale Capital Group, Inc.	1,653,740
215,531		Meridian Bancorp, Inc.	2,538,955
19,583		Meta Financial Group, Inc.	360,719
484,988	[1]	NMI Holdings, Inc.	6,557,038

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
142,505		National General Holdings Corp.	$2,711,870
10,297	[1]	Nicolet Bankshares, Inc.	566,541
160,155		OceanFirst Financial Corp.	2,698,612
89,056		Pacific Premier Bancorp, Inc.	1,901,346
60,958	[1]	Palomar Holdings, Inc.	3,566,043
152,400		Peapack-Gladstone Financial Corp.	2,875,788
138,787		ProAssurance Corp.	2,968,654
120,964		QCR Holdings, Inc.	3,723,272
25,821		RLI Corp.	1,880,543
172,336		Selective Insurance Group, Inc.	8,639,204
15,640		The Bank of NT Butterfield & Son Ltd.	344,236
41,900		TriCo Bancshares	1,262,028
80,223		UMB Financial Corp.	4,078,537
115,678	[2]	Waddell & Reed Financial, Inc., Class A	1,683,115
171,251		Waterstone Financial Inc.	2,486,565
134,084		Western New England Bancorp, Inc.	805,845
171,039		WisdomTree Investments, Inc.	554,166
17,389	[1,2]	World Acceptance Corp.	1,179,844
		TOTAL	108,021,128
		Health Care—19.9%
17,959	[1]	ANI Pharmaceuticals, Inc.	718,540
4,057	[1]	Acadia Pharmaceuticals, Inc.	195,994
29,275	[1]	Acceleron Pharma, Inc.	2,650,266
576,643	[1,2]	Acorda Therapeutics, Inc.	555,019
66,205	[1,3]	Adeptus Health, Inc., Class A	0
761,927	[1,2]	Akorn, Inc.	160,005
48,052	[1]	Amedisys, Inc.	8,849,256
434,320	[1,2]	Amneal Pharmaceuticals, Inc	1,576,582
159,532	[1]	AnaptysBio, Inc.	2,491,890
82,885	[1]	AngioDynamics, Inc.	864,491
30,905	[1]	Anika Therapeutics, Inc.	1,026,973
126,184	[1]	Arcus Biosciences, Inc.	3,332,519
26,188	[1]	Arena Pharmaceuticals, Inc.	1,282,426
74,571	[1]	Arvinas, Inc.	3,914,977
545,846	[1]	Assertio Therapeutics, Inc.	477,615
163,043	[1]	Atara Biotherapeutics, Inc.	1,351,626
98,773	[1,2]	AxoGen, Inc.	963,037
8,526	[1]	Axsome Therapeutics, Inc.	810,226
209,412	[1]	Catalyst Pharmaceutical Partners Inc.	992,613
26,857	[1,2]	Catasys, Inc.	817,527
19,349	[1]	ChemoCentryx, Inc.	1,025,690
64,249	[1,2]	Collegium Pharmaceutical, Inc.	1,328,669
31,020	[1]	Community Health Systems, Inc.	93,991
5,102	[1]	Constellation Pharmaceuticals, Inc.	183,570
120,142	[1]	Corcept Therapeutics, Inc.	1,520,998
80,698	[1]	Cue Biopharma, Inc.	2,064,255
116,052	[1]	Cutera, Inc.	1,560,899
27,725	[1]	Deciphera Pharmaceuticals, Inc.	1,607,496
40,973	[1,2]	Dicerna Pharmaceuticals, Inc.	807,168
9,393	[1]	Emergent BioSolutions, Inc.	694,612
13,053	[1]	Evofem Biosciences, Inc.	61,871

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
148,324	[1]	Fate Therapeutics, Inc.	$4,061,111
43,690	[1]	G1 Therapeutics, Inc.	573,650
129,377	[1]	GlycoMimetics, Inc.	360,962
141,700	[1]	Halozyme Therapeutics, Inc.	3,210,213
67,089	[1,2]	Immunogen, Inc.	273,723
150,277	[1]	Inovalon Holdings, Inc.	2,629,848
13,484	[1,2]	Intra-Cellular Therapies, Inc.	238,262
129,720	[1,2]	Ironwood Pharmaceuticals, Inc.	1,297,200
36,214	[1]	Jounce Therapeutics, Inc.	177,449
102,872	[1,2]	Kala Pharmaceuticals, Inc.	1,024,605
8,883	[1,2]	Karuna Therapeutics, Inc.	738,000
20,856	[1]	Karyopharm Therapeutics, Inc.	459,875
30,159	[1]	Kezar Life Sciences, Inc.	141,747
112,020	[1,2]	Kiniksa Pharmaceuticals Ltd.	2,234,799
57,681	[1]	Lannett Co., Inc.	550,277
19,502	[2]	LeMaitre Vascular, Inc.	555,612
345,505	[1,2]	Lexicon Pharmaceuticals, Inc.	653,004
6,442	[1]	Livongo Health, Inc.	257,744
111,088	[1]	MacroGenics, Inc.	799,834
379,734	[1,2]	Mallinckrodt PLC	1,541,720
101,284	[1]	Medpace Holdings, Inc.	8,088,540
153,623	[1]	Mersana Therapeutics, Inc.	1,387,216
27,751	[1]	Mirati Therapeutics, Inc.	2,359,945
40,681	[1]	Molecular Templates, Inc., Class THL	660,253
50,923	[1]	Momenta Pharmaceuticals, Inc.	1,614,259
462,787	[1,2]	Myriad Genetics, Inc.	7,154,687
35,606	[1,2]	NeoGenomics, Inc.	973,468
19,359	[1]	NextCure, Inc.	627,619
56,872	[1]	NuVasive, Inc.	3,462,367
5,454	[1]	Orthofix Medical, Inc.	193,344
15,423	[1]	Principia Biopharma Inc.	959,002
318,720	[1,2]	Puma Biotechnology, Inc.	3,203,136
64,226	[1]	R1 RCM, Inc.	662,812
78,148	[1]	Recro Pharma, Inc.	661,132
32,212	[1,2]	Repligen Corp.	3,741,424
88,175	[1,2]	Scholar Rock Holding Corp.	1,448,715
12,952	[1]	Tandem Diabetes Care, Inc.	1,033,311
58,022	[1,2]	Teladoc, Inc.	9,549,841
68,439	[1,2]	Tg Therapeutics, Inc.	804,843
167,810	[1]	Theravance Biopharma, Inc.	4,893,340
48,921	[1]	Twist Bioscience Corp.	1,600,206
20,124	[1]	Vanda Pharmaceuticals, Inc.	231,426
90,072	[1]	Voyager Therapeutics, Inc.	973,678
175,488	[1]	Xencor, Inc.	5,129,514
160,399	[1,2]	Zynex, Inc.	2,832,646
		TOTAL	130,007,160
		Industrials—13.6%
187,083		AAR Corp.	3,663,085
32,194	[1,2]	Aerojet Rocketdyne Holdings, Inc.	1,324,461
9,358		Albany International Corp., Class A	478,568
37,982	[2]	Allegiant Travel Co.	2,980,827

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
32,274	[1]	American Woodmark Corp.	$1,659,206
28,628		Apogee Enterprises, Inc.	585,156
107,879		Arcosa, Inc.	4,020,650
112,508	[1]	Astronics Corp.	1,010,322
143,900	[1]	Builders Firstsource, Inc.	2,640,565
218,403	[1]	CECO Environmental Corp.	1,183,744
91,518	[1,2]	CIRCOR International, Inc.	1,366,364
284,514		Costamare, Inc.	1,428,260
62,721	[1]	DXP Enterprises, Inc.	935,797
171,688	[1]	Echo Global Logistics, Inc.	3,009,691
150,183		Exponent, Inc.	10,562,370
341,049	[1]	Foundation Building Materials, Inc.	3,990,273
7,380	[1]	Franklin Covey Co.	153,135
224,602	[1]	GMS, Inc.	4,128,185
281,673	[2]	Granite Construction, Inc.	4,630,704
86,312	[1]	Great Lakes Dredge & Dock Corp.	762,998
62,246		Heidrick & Struggles International, Inc.	1,396,800
47,255		Helios Technologies, Inc.	1,680,860
87,393		Hurco Co., Inc.	2,856,877
151,235		Insperity, Inc.	7,215,422
118,622		Knoll, Inc.	1,383,133
555,398	[1]	MRC Global Inc.	2,976,933
78,542	[1]	Mercury Systems, Inc.	7,002,805
7,668	[1]	Mistras Group, Inc.	36,423
333,283	[1]	Now, Inc.	2,056,356
17,163	[1]	PGT, Inc.	177,466
51,397	[2]	Pitney Bowes, Inc.	181,432
67,902		REV Group, Inc.	361,239
111,627		Spartan Motors, Inc.	1,572,825
112,246	[1,2]	Spirit Airlines, Inc.	1,685,935
90,010	[1,2]	Team, Inc.	555,362
18,155	[1]	Thermon Group Holdings, Inc.	277,408
115,530	[1]	Titan Machinery, Inc.	1,085,982
329,413	[2]	Triumph Group, Inc.	2,319,068
48,024	[1]	Veritiv Corp.	449,985
537,098	[1]	Welbilt, Inc.	2,647,893
		TOTAL	88,434,565
		Information Technology—14.0%
173,531	[1,2]	Cardtronics, Inc.	3,973,860
53,713	[1]	Cirrus Logic, Inc.	4,060,703
58,101	[1]	Commvault Systems, Inc.	2,480,332
28,308		Comtech Telecommunications Corp.	523,981
2,419,407	[1]	Conduent, Inc.	6,096,906
221,419	[1]	Diebold Nixdorf, Inc.	1,091,596
12,322	[2]	Ebix, Inc.	257,899
49,714	[1]	Everbridge, Inc.	5,537,145
29,923		Evertec, Inc.	758,249
175,743	[1,2]	Five9, Inc.	16,286,104
146,556	[1,2]	GTT Communications, Inc.	1,664,876
107,499	[1]	Inphi Corp.	10,377,953
2,369	[1]	Intelligent Systems Corp.	79,456

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
12,836	[1]	Kimball Electronics, Inc.	$173,543
30,656		MTS Systems Corp.	652,053
82,218		ManTech International Corp., Class A	6,130,174
40,973		Maximus, Inc.	2,758,302
180,270	[1,2]	MaxLinear, Inc.	2,972,652
11,274	[1]	Mitek Systems, Inc.	105,186
232,446	[1]	Model N, Inc.	6,708,392
64,875	[1]	NeoPhotonics Corp.	624,097
28,869	[1,2]	Netgear, Inc.	692,279
17,057	[1]	OSI Systems, Inc.	1,234,586
44,149	[1,2]	Perficient, Inc.	1,537,710
376,037	[2]	Plantronics, Inc.	5,309,642
40,172	[1]	Qualys, Inc.	4,235,736
49,179	[1]	SPS Commerce, Inc.	2,729,926
71,879	[1,2]	Secureworks Corp.	817,983
47,004	[1]	Synchronoss Technologies, Inc.	162,164
22,779		TTEC Holdings, Inc.	887,925
26,917	[1]	Ultra Clean Holdings, Inc.	495,004
		TOTAL	91,416,414
		Materials—4.3%
769,807	[1,2]	Allegheny Technologies, Inc.	5,781,251
60,605		Boise Cascade Co.	1,895,118
150,014	[2]	Carpenter Technology Corp.	3,325,810
348,433	[1]	Coeur Mining, Inc.	1,466,903
41,283		Haynes International, Inc.	912,354
145,365	[1]	Koppers Holdings, Inc.	2,290,953
152,517	[1]	Kraton Corp.	2,380,790
155,023		Myers Industries, Inc.	1,916,084
16,473		Orion Engineered Carbons S.A.	150,069
10,332		Schnitzer Steel Industries, Inc., Class A	160,766
134,916		SunCoke Energy, Inc.	424,985
231,099		Trinseo SA	4,725,975
132,239	[1]	Verso Corp.	1,836,800
40,940		Warrior Met Coal, Inc.	513,797
		TOTAL	27,781,655
		Real Estate—7.7%
56,813		Acadia Realty Trust	703,913
41,782	[2]	Alexander and Baldwin, Inc.	549,015
8,184	[1]	Altisource Portfolio Solutions S.A.	68,336
11,536		CIM Commercial Trust Corp.	117,552
273,630		Chatham Lodging Trust	2,054,961
86,389		CoreCivic, Inc.	1,133,424
10,789		CorEnergy Infrastructure Trust, Inc.	130,978
848,640		Diversified Healthcare Trust	2,639,270
456,230		Easterly Government Properties, Inc.	12,277,149
43,010		Hersha Hospitality Trust	224,942
489,041		Independence Realty Trust	4,924,643
8,551		LTC Properties, Inc.	304,416
196,475		Newmark Group, Inc.	762,323
295,714	[2]	Pebblebrook Hotel Trust	3,501,254
143,625	[2]	QTS Realty Trust, Inc.	8,980,871

Shares			Value
		COMMON STOCKS—continued
		Real Estate—continued
59,189		RLJ Lodging Trust	$549,866
146,592		RMR Group, Inc./The	4,347,919
103,503	[2]	Realogy Hldgs. Corp.	449,203
11,861		Ryman Hospitality Properties	419,168
185,963		Summit Hotel Properties, Inc.	1,126,936
289,457		Sunstone Hotel Investors, Inc.	2,660,110
85,898	[2]	Tanger Factory Outlet Centers, Inc.	645,953
70,124		Whitestone Project	475,441
124,958		Xenia Hotels & Resorts, Inc.	1,212,093
		TOTAL	50,259,736
		Utilities—3.3%
43,042		Allete, Inc.	2,477,497
7,122		California Water Service Group	319,920
171,167		Clearway Energy, Inc.	3,200,823
332,996		Portland General Electric Co.	15,580,883
		TOTAL	21,579,123
		TOTAL COMMON STOCKS (IDENTIFIED COST $648,478,208)	635,200,696
		INVESTMENT COMPANIES—10.0%
29,945,782		Federated Government Obligations Fund, Premier Shares, 0.22%[4]	29,945,782
35,370,080		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.66%[4]	35,384,228
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $65,328,439)	65,330,010
		TOTAL INVESTMENT IN SECURITIES—107.3% (IDENTIFIED COST $713,806,647)	700,530,706
		OTHER ASSETS AND LIABILITIES - NET—(7.3)%[5]	(47,562,785)
		TOTAL NET ASSETS—100%	$652,967,921
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended April 30, 2020, were as follows:
Affiliated	Balance of Shares Held 7/31/2019	Purchases/ Additions*	Sales/ Reductions*	Balance of Shares Held 4/30/2020	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)*	Dividend Income*
Affiliated Issuers no longer in the portfolio at period end	—	69,933	(69,933)	—	$—	$—	$711,238	$—
*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2020, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 7/31/2019	37,415,748	84,083,002	121,498,750
Purchases/Additions	224,931,083	457,591,001	682,522,084
Sales/Reductions	(232,401,049)	(506,303,923)	(738,704,972)
Balance of Shares Held 4/30/2020	29,945,782	35,370,080	65,315,862
Value	$29,945,782	$35,384,228	$65,330,010
Change in Unrealized Appreciation/Depreciation	N/A	$(679)	$(679)
Net Realized Gain/(Loss)	N/A	$5,223	$5,223

	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Dividend Income	$461,280	$918,217	$1,379,497
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of April 30, 2020, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$56,260,625	$60,965,782
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as affiliated money market funds, other money market instruments and/or repurchase agreements.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$612,176,640	$—	$0	$612,176,640
International	23,024,056	—	—	23,024,056
Investment Companies	65,330,010	—	—	65,330,010
TOTAL SECURITIES	$700,530,706	$—	$0	$700,530,706